Quarterly Financial Data Quarterly Financial Data Table (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,372	$ 1,326	$ 1,410	$ 1,395	$ 1,407	$ 1,383	$ 1,446	$ 1,376	$ 5,503	$ 5,612	$ 5,164
Gross Profit	953	971	1,027	1,014	1,004	1,013	1,051	1,011	3,965	4,079	3,754
Net earnings	$ 120	$ 176	$ 244	$ 212	$ 125	$ 227	$ 241	$ 233	$ 752	$ 826	$ 907
Earnings Per Share, Basic	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.70	$ 0.73	$ 0.72	$ 2.40	$ 2.55	$ 2.76
Earnings Per Share, Diluted	$ 0.39	$ 0.56	$ 0.78	$ 0.67	$ 0.39	$ 0.69	$ 0.72	$ 0.71	$ 2.39	$ 2.52	$ 2.75
Cash dividends declared per share:	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 0.21	$ 0.21	$ 0.21	$ 0.21	$ 0.92	$ 0.84	$ 0.00